VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Vessels	Dec. 31, 2010	Dec. 31, 2009
Components of vessels and equipment, net:
Net book value	$ 1,203,003,000	$ 1,103,137,000
Number of owned shipping vessels		9
Depreciation and amortization expense	70,286,000	65,076,000
Vessels and equipment
Components of vessels and equipment, net:
Cost	1,584,365,000	1,446,457,000
Accumulated depreciation and amortization	(381,362,000)	(343,320,000)
Number of owned shipping vessels	9
Depreciation and amortization expense	54,300,000	52,800,000	21,500,000
Drydocking
Components of vessels and equipment, net:
Cost	39,800,000	37,400,000
Accumulated depreciation and amortization	(12,100,000)	(21,700,000)
Office equipment
Components of vessels and equipment, net:
Cost	1,700,000	2,000,000
Vessels
Components of vessels and equipment, net:
Amounts pledged as collateral	1,201,000,000	1,101,000,000
Other costs capitalized | Nusantara Regas Satu
Components of vessels and equipment, net:
Cost	$ 128,800,000